OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2016
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
NOTE 9:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2016	2015

Employees and payroll accruals	$3,477	$3,039
Government authorities	817	373
Provision for warranty	391	341
Accrued expenses	2,100	1,345
Related party	53	53
Others	1	17

	$6,839	$5,168